UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4237

Dreyfus Insured Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Insured Municipal Bond Fund, Inc.
Statement of Investments
July 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.8%	Amount ($)		Value ($)

Alabama--4.1%

Auburn University, General Fee Revenue
5.75%, 6/1/2017 (Insured; MBIA)	1,000,000		1,113,090

Jefferson County, Capital Improvement and Warrants
5%, 4/1/2009 (Insured; MBIA)	4,000,000		4,251,000

Alaska--3.8%

Alaska International Airports System, Revenue
5.75%, 10/1/2020 (Insured; AMBAC)	4,500,000		5,058,135

California--5.6%

California Infrastructure and Economic
Development Bank, Revenue
(Workers Compensation Relief)
5.25%, 10/1/2014 (Insured; AMBAC)	1,875,000		2,081,044

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed
5%, 7/1/2012 (Insured; AMBAC)	1,670,000	a	1,742,061

Metropolitan Water District of Southern
California, Waterworks Revenue
5%, 10/1/2029 (Insured; MBIA)	1,000,000		1,059,150

San Diego Unified School District
Zero Coupon, 7/1/2015 (Insured; FGIC)	3,690,000		2,454,846

Colorado--.9%

Douglas County School District, Number 1 Reorganized,
Douglas and Elbert Counties
(Colorado School District Enhance Program)
5.75%, 12/15/2017 (Insured; FGIC)	1,000,000		1,154,290

Connecticut--1.6%

Connecticut Special Tax Obligation, Revenue
(Transportation Infrastructure Purpose)
5%, 1/1/2023 (Insured; FGIC)	2,000,000		2,127,780

Delaware--5.6%

Delaware Economic Development Authority,
Water Revenue (United Water Delaware
Inc. Project) 6.20%, 6/1/2025
(Insured; AMBAC)	5,000,000		5,112,600

Delaware River and Bay Authority,
Revenue
5.25%, 1/1/2016 (Insured; MBIA) (Prerefunded 1/1/2013)	2,015,000	b	2,237,436

Florida--2.9%

Miami-Dade County Expressway Authority,
Toll System Revenue
5%, 7/1/2033 (Insured; FGIC)	1,000,000		1,051,010

Tampa Bay Water, Utility System
Improvement Revenue
5.25%, 10/1/2019 (Insured; FGIC)	2,575,000		2,804,432

Idaho--1.7%

Boise State University, Revenue
5.375%, 4/1/2022 (Insured; FGIC)	2,000,000		2,182,760

Illinois--2.8%

Chicago, Project
5.50%, 1/1/2040 (Insured; FGIC)	1,000,000		1,089,580

Chicago O'Hare International Airport, Revenue
(General Airport Third Lien)
5.25%, 1/1/2027 (Insured; MBIA)	2,500,000		2,641,800

Indiana--2.9%

Indiana Educational Facilities Authority,
Educational Facilities Revenue
(Butler University Project)
5.50%, 2/1/2026 (Insured; MBIA)	3,500,000		3,803,940

Massachusetts--2.8%

Massachusetts Water Resources Authority,
General Revenue:
5%, 8/1/2028 (Insured; MBIA)	1,500,000		1,605,660
5%, 8/1/2029 (Insured; MBIA)	2,000,000		2,138,940

Minnesota--2.5%

Southern Minnesota Municipal Power Agency,
Power Supply System Revenue
5%, 1/1/2012 (Insured; MBIA)	3,000,000		3,254,040

Missouri--5.8%

Metropolitan Saint Louis Sewer District,
Wastewater System Revenue
5%, 5/1/2034 (Insured; MBIA)	1,500,000		1,577,520

The City of Saint Louis, Airport Revenue
(Airport Development Program):
5.625%, 7/1/2019 (Insured; MBIA) (Prerefunded 7/1/2011)	2,500,000	b	2,795,325
5%, 7/1/2011 (Insured; MBIA)	1,230,000		1,334,390
5%, 7/1/2011 (Insured; MBIA)	1,770,000		1,915,282

New Jersey--7.7%

New Jersey Economic Development Authority, PCR
(Public Service Electric and Gas Co.)
6.40%, 5/1/2032 (Insured; MBIA)	7,100,000		7,246,686

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	1,500,000		1,557,855

Rutgers, The State University, GO
5%, 5/1/2031 (Insured; FGIC)	1,245,000		1,314,919

New York--9.2%

Metropolitan Transportation Authority:
(State Service Contract) 5.50%, 1/1/2020
(Insured; MBIA)	2,000,000		2,216,720
Transportation Revenue 5.50%, 11/15/2019
(Insured; AMBAC)	5,000,000		5,595,900

New York 5.25%, 8/15/2015 (Insured; FSA)	2,000,000		2,212,120

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5%, 6/15/2028 (Insured; MBIA)	1,000,000		1,062,010

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5%, 10/15/2032 (Insured; AMBAC)	1,000,000		1,060,130

North Carolina--.8%

Catawba County, COP
(Catawba County Public School and
Community College Facilities Project)
5.25%, 6/1/2016 (Insured; MBIA)	1,000,000		1,103,600

Ohio--2.7%

Cleveland State University, General Receipts
5%, 6/1/2034 (Insured; FGIC)	1,150,000		1,209,903

Ohio Turnpike Commission, Turnpike Revenue
5.50%, 2/15/2017 (Insured; FGIC)	1,995,000		2,294,410

Oregon--1.2%

Oregon, Department of Administrative Services,
Lottery Revenue
5%, 4/1/2012 (Insured; FSA)	1,500,000		1,632,780

Pennsylvania--1.3%

Perkiomen Valley School District, GO
5.25%, 3/1/2028 (Insured; FSA)	1,550,000		1,673,814

South Carolina--2.1%

Spartanburg Sanitary Sewer District,
Sewer System Revenue
5.25%, 3/1/2030 (Insured; MBIA)	1,000,000		1,077,630

University of South Carolina,
Athletic Facilities Revenue
5.50%, 5/1/2022 (Insured; AMBAC)	1,575,000		1,737,052

Texas--7.0%

City of San Antonio, Water System Revenue:
5.50%, 5/15/2019 (Insured; FSA)	1,000,000		1,105,630
5.50%, 5/15/2020 (Insured; FSA)	2,500,000		2,750,675

Houston Area Water Corp., City of Houston
Contract Revenue (Northeast Water Purification
Plant Project)
5.25%, 3/1/2023 (Insured; FGIC)	2,470,000		2,649,569

Texas Turnpike Authority (Central Texas
Turnpike System) Revenue
5.50%, 8/15/2039 (Insured; AMBAC)	2,500,000		2,757,225

Utah--2.3%

State Board of Regents of the State of Utah:
University of Utah, HR
5.50%, 8/1/2015 (Insured; MBIA) (Prerefunded 8/1/2011)	1,000,000	b	1,108,910
Utah State University, Student Fee
and Housing System Revenue
5%, 4/1/2029 (Insured; MBIA)	1,850,000		1,946,237

Virginia--10.5%

Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000		1,694,580

Greater Richmond Convention Center Authority,
Hotel Tax Revenue:
5%, 6/15/2016 (Insured; MBIA)	2,000,000		2,184,840
5%, 6/15/2030 (Insured; MBIA)	1,000,000		1,057,870

Richmond, GO Public Improvement
5.50%, 7/15/2011 (Insured; FSA)	1,225,000		1,364,270

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5.15%, 7/1/2020 (Insured; MBIA)	5,210,000		5,837,649

Virginia University Revenue
(General Pledge)
5%, 5/1/2014 (Insured; AMBAC)	1,615,000	1,764,646

West Virginia--9.7%

West Virginia:
6.50%, 11/1/2026 (Insured; FGIC)	2,600,000	3,263,650
Zero Coupon, 11/1/2026 (Insured; FGIC)	5,450,000	2,003,474

West Virginia Building Commission, LR
(West Virginia Regional Jail)
5.375%, 7/1/2021 (Insured; AMBAC)	2,505,000	2,842,599

West Virginia Higher Education Policy Commission,
Revenue (Higher Education Facilities)
5%, 4/1/2029 (Insured; FGIC)	2,000,000	2,108,480

West Virginia Water Development Authority,
Water Development Revenue
(Loan Program II):
5.25%, 11/1/2023 (Insured; AMBAC)	1,000,000	1,098,070
5%, 11/1/2029 (Insured; AMBAC)	1,400,000	1,474,634

U.S. Related--1.3%

Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000	1,692,300

Total Long-Term Municipal Investments
(cost $123,476,044)		130,286,948

Short-Term Municipal Investment--.8%

Pennsylvania;

The Hospitals and Higher Education Facilities
Authority Of Philidelphia, HR, VRDN
(The Children's Hospital Of Philadelphia Project) 2.33%
(Insured; MBIA)
(cost $1,000,000)	1,000,000 c	1,000,000

Total Investments (cost $124,476,044)	99.6%	131,286,948

Cash and Receivables (Net)	0.4%	525,739

Net Assets	100.0%	131,812,687

a Purchased on a delayed delivery basis.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire
c Security payable on demand. Variable interest rate--subject to periodic change.
d At July 31, 2005, 25.7% of the fund's net assets are insured by AMBAC and 41.4% are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Insured Municipal Bond Fund, Inc

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 16, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)